EVENTS AFTER THE REPORTING PERIOD (Details Narrative)	3 Months Ended	9 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 USD ($)	Jun. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
Warrants and Rights Outstanding	$ 1,097,097	$ 1,097,097
Stock Issued During Period, Value, New Issues	(18,302)	$ (1,079,928)			$ 54,958
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.50%	1.50%				0.78%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		10 years	10 years				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		131.00%	131.00%				120.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Cash	5,366,789	$ 5,366,789			$ 25,806		$ 5,517
Directors and consultants [Member]
Sale of Stock, Price Per Share | (per share)					$ 11.40				$ 14.40
Stock Issued During Period, Shares, Issued for Services | shares					55,000	55,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					10 years	10 years
Chief Executive Officer [Member]
Accrued Salaries, Current					$ 250,000
[custom:CashBonusPercentage]					100.00%	100.00%
[custom:SalaryAndBonusPercentage]					20.00%	20.00%
Chief Financial Officer [Member]
Accrued Salaries, Current					$ 50,000
[custom:CashBonusPercentage]					100.00%	100.00%
Think Equity LLC [Member]
Other Expenses		131,560			$ 131,560
Cash	$ 754,058	$ 754,058			$ 754,058
Class of Warrant or Right, Outstanding | shares	78,548	78,548			78,548
Adjustment of Warrants Granted for Services		$ 858,429			$ 858,429
Non-brokered Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares		44,117	44,117		44,117	44,117
Sale of Stock, Price Per Share | (per share)	$ 13.20	$ 13.20			$ 13.20			$ 16.20	16.20
Proceeds from Issuance of Common Stock		$ 571,760	$ 714,700		$ 571,760	$ 714,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)	$ 25.80	$ 25.80			$ 25.80			$ 32.40	$ 32.40
Proceeds from Issuance of Warrants		$ 137,946			$ 137,946
Warrants and Rights Outstanding	$ 34,733	$ 34,733			$ 34,733
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.98%	0.98%		0.98%	0.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		2 years	2 years		2 years	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		153.02%	153.02%		153.02%	153.02%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%		0.00%	0.00%
Other Expenses		$ 800			$ 800
Non-brokered Private Placement [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues | shares		2,680	2,680		2,680	2,680
Stock Issued During Period, Value, New Issues		$ 24,543			$ 24,543
Brokered Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares		785,477	785,477		785,477	785,477
Sale of Stock, Price Per Share | $ / shares	$ 9.60	$ 9.60			$ 9.60
Proceeds from Issuance of Common Stock		$ 7,540,580			$ 7,540,580
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 12.60	$ 12.60			$ 12.60
Proceeds from Issuance of Warrants		$ 607,170			$ 607,170
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.45%	2.45%		2.45%	2.45%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years	5 years		5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		134.66%	134.66%		134.66%	134.66%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%		0.00%	0.00%
Other Expenses		$ 140,475			$ 140,475
Warrants and Rights Outstanding, Term	5 years	5 years			5 years